Financial instruments and risk management (Details 1) € in Thousands	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 39,035
Cash related changes from operating activities	(509)
Cash related changes from financing activities	(1,005)
Cash related changes from investing activities	(295)
Non-Cash related changes Changes in Consolidation Group	1,176
Non-Cash related changes Changes in interest expenses	509
Non-Cash related changes Other changes	(20,978)
Financial liabilities	23,854
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,850
Cash related changes from operating activities	(509)
Cash related changes from financing activities	0
Cash related changes from investing activities	0
Non-Cash related changes Changes in Consolidation Group	0
Non-Cash related changes Changes in interest expenses	509
Financial liabilities	5,850
Preferred shares treated as financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	26,280
Cash related changes from operating activities	0
Cash related changes from financing activities	0
Cash related changes from investing activities	0
Non-Cash related changes Changes in Consolidation Group	0
Non-Cash related changes Other changes	(26,280)
Financial liabilities	0
Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	295
Cash related changes from operating activities	0
Cash related changes from financing activities	0
Cash related changes from investing activities	(295)
Non-Cash related changes Changes in Consolidation Group	0
Non-Cash related changes Other changes	0
Financial liabilities	0
Deferred consideration payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,000
Cash related changes from operating activities	0
Cash related changes from financing activities	(1,000)
Cash related changes from investing activities	0
Non-Cash related changes Changes in Consolidation Group	0
Non-Cash related changes Other changes	0
Financial liabilities	0
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	42
Cash related changes from operating activities	0
Cash related changes from financing activities	(5)
Cash related changes from investing activities	0
Non-Cash related changes Changes in Consolidation Group	1,176
Non-Cash related changes Other changes	5,302
Financial liabilities	6,515
Other financial liabilities to third parties (current)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,337
Cash related changes from operating activities	0
Cash related changes from financing activities	(1,005)
Cash related changes from investing activities	(295)
Non-Cash related changes Changes in Consolidation Group	1,176
Non-Cash related changes Other changes	5,302
Financial liabilities	€ 6,515